Hedging Instruments - Summary of the Impact of Hedging Instruments on Consolidated Statements of Financial Position (Details) - Forward Foreign Currency Contracts € in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)
Disclosure of detailed information about hedging instruments [line items]
Notional amount | €			€ 1,697,150		€ 500,000		€ 970,000
Carrying amount				$ 11,763		$ 40,615
Carrying amount				8,014
Changes in fair value (gain/(loss)) used for calculating hedge ineffectiveness	$ (29,009)	$ 103,553
Other Non Current Assets
Disclosure of detailed information about hedging instruments [line items]
Carrying amount				90
Other Non Current Liabilities
Disclosure of detailed information about hedging instruments [line items]
Carrying amount				$ 7,052